UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430
                                                      --------

                        OPPENHEIMER U.S. GOVERNMENT TRUST
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.5%
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 4.219%, 4/20/08 1                                                             $  1,350,000          $  1,350,936
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts., Series
2004-2, Cl. A3, 3.58%, 1/15/09                                                           4,780,000             4,682,235
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                     602,419               599,579
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                     910,413               904,721
------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations, Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                       574,090               572,625
------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06                                                                  2,384,826             2,376,506
------------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through
Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 2,3                                   2,372,348               146,602
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates, Series
2004-B, Cl. A2, 2.48%, 2/8/07                                                              528,973               528,913
------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 2,3                                                               4,550,157                22,751
------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                        4,035,000             4,018,050
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 4.401%, 11/25/35 1                                6,310,000             6,313,453
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                     616,402               616,138
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                    3,365,345             3,358,519
------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2003-3,
Cl. A1, 1.50%, 1/15/08                                                                     269,104               268,922
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates, Series 2005-4,
Cl. 2A1B, 5.17%, 10/25/35                                                                3,457,394             3,464,098
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                    950,000               935,816
------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts., Series 2004-2, Cl.
A2, 2.41%, 2/15/07                                                                         546,325               545,992
------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities, Series
2004-A, Cl. A2, 2.47%, 1/22/07                                                           1,606,246             1,602,630
------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B, Cl. A2,
2.40%, 5/21/07                                                                             861,346               859,550
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                       2,688,467             2,667,824
                                                                                                            ------------
Total Asset- Backed Securities (Cost $42,746,092)                                                             35,835,860

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--80.5%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--66.1%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--65.6%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl.2A2,
7%, 2/25/44                                                                              6,626,105             6,930,488
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 12/1/35 4                                                                           17,202,000            16,546,174
6%, 7/1/24-10/1/34                                                                      18,570,628            18,792,870


1        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6.50%, 4/1/18-3/1/29                                                                  $  2,898,125          $  2,983,182
7%, 8/1/16-3/1/32                                                                       14,824,384            15,453,215
7.50%, 9/1/12-2/1/32                                                                     1,142,137             1,200,583
8%, 4/1/16                                                                               2,359,922             2,515,031
9%, 8/1/22-5/1/25                                                                          528,401               572,930
11.50%, 6/1/20-11/17/20                                                                    402,436               441,990
12.50%, 7/1/19                                                                             156,725               172,995
13%, 8/1/15                                                                                129,739               143,820
14%, 1/1/11                                                                                 44,218                49,316
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                         119,612               119,471
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                      2,497,727             2,562,963
Series 2080, Cl. Z, 6.50%, 8/15/28                                                       1,561,921             1,599,517
Series 2220, Cl. PD, 8%, 3/15/30                                                           561,279               600,913
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                      1,585,540             1,632,657
Series 2368, Cl. PR, 6.50%, 10/15/31                                                     6,183,665             6,375,771
Series 2387, Cl. PD, 6%, 4/15/30                                                         1,870,563             1,890,651
Series 2392, Cl. PV, 6%, 12/15/20                                                        9,952,000            10,128,343
Series 2456, Cl. BD, 6%, 3/15/30                                                           663,226               665,166
Series 2498, Cl. PC, 5.50%, 10/15/14                                                        37,641                37,607
Series 2500, Cl. FD, 4.615%, 3/15/32 1                                                   1,301,350             1,311,644
Series 2526, Cl. FE, 4.515%, 6/15/29 1                                                   1,745,720             1,752,679
Series 2551, Cl. EA, 4%, 12/15/12                                                          881,935               880,311
Series 2551, Cl. FD, 4.515%, 1/15/33 1                                                   1,354,261             1,367,677
Series 2583, Cl. KA, 5.50%, 3/15/22                                                      3,322,405             3,331,602
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                               130,713               130,522
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 15.715%, 2/1/28 5                                                      699,886               150,855
Series 195, Cl. IO, 5.275%, 4/1/28 5                                                    10,040,004             2,488,431
Series 200, Cl. IO, 14.405%, 1/1/29 5                                                      833,687               200,531
Series 205, Cl. IO, 10.785%, 9/1/29 5                                                    4,494,347             1,075,483
Series 206, Cl. IO, (14.75)%, 12/1/29 5                                                  1,307,748               281,746
Series 217, Cl. IO, 6.613%, 2/1/32 5                                                     1,639,838               389,254
Series 2003-118, Cl. S, 23.355%, 12/25/33 5                                             10,085,245             1,090,751
Series 2074, Cl. S, 9.181%, 7/17/28 5                                                      926,037                90,197
Series 2079, Cl. S, 8.913%, 7/17/28 5                                                    1,441,816               145,534
Series 2122, Cl. S, 18.613%, 2/15/29 5                                                   6,584,789               578,421
Series 2304, Cl. SK, 18.434%, 6/15/29 5                                                  5,944,562               397,427
Series 2493, Cl. S, 18.773%, 9/15/29 5                                                   1,329,782               113,226
Series 2526, Cl. SE, 13.039%, 6/15/29 5                                                  2,312,109               165,688
Series 2819, Cl. S, 9.37%, 6/15/34 5                                                    20,205,376             1,548,795
Series 2920, Cl. S, 14.014%, 1/15/35 5                                                  12,373,407               578,740
Series 3000, Cl. SE, 25.555%, 7/15/25 5                                                 13,348,173               486,992
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:                                                         5,079,111             4,921,460
4.50%, 5/1/19-6/1/19


2        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
4.50%, 12/1/20 4                                                                      $ 51,863,000          $ 50,145,038
5%, 2/1/18-6/1/18                                                                       10,356,819            10,228,432
5%, 12/1/34 4                                                                           73,774,000            70,984,458
5.50%, 2/1/33-1/1/34                                                                    56,673,767            55,985,287
5.50%, 12/1/20-12/1/35 4                                                               129,397,000           127,820,431
6%, 6/1/16-5/1/33                                                                       68,623,462            69,775,204
6.50%, 11/1/28-1/1/34                                                                   20,497,484            21,052,561
6.50%, 12/1/35 4                                                                        42,536,000            43,559,501
7%, 11/1/17                                                                              5,118,682             5,328,017
7.50%, 2/1/27                                                                            1,473,679             1,551,725
8%, 12/1/22                                                                                 81,012                86,480
8.50%, 7/1/32                                                                              262,205               283,982
11%, 7/1/16                                                                                 72,475                80,569
11.50%, 11/1/15                                                                            123,901               136,258
13%, 11/1/12                                                                                 7,929                 8,468
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO,
3.759%, 7/25/41 5                                                                       10,073,000               251,476
Commercial Mtg. Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                      10,000,000            10,540,411
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                          181,242               184,727
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                         199,660               199,245
Trust 2001-42, Cl. QF, 5.174%, 9/25/31 1                                                 7,894,191             8,094,231
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                         996,737             1,003,682
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                   5,502,649             5,678,985
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                       1,194,431             1,207,546
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                         737,764               743,727
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                         294,328               295,386
Trust 2002-52, Cl. FD, 4.538%, 9/25/32 1                                                 1,691,982             1,699,514
Trust 2002-52, Cl. FG, 4.694%, 9/25/32 1                                                 1,969,529             1,993,917
Trust 2002-77, Cl. WF, 4.54%, 12/18/32 1                                                 2,106,077             2,122,632
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                    3,128,000             3,122,746
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                      4,060,000             3,984,934
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 8.569%, 4/25/32 5                                                 1,787,362               100,284
Trust 2002-39, Cl. SD, 5.937%, 3/18/32 5                                                 1,889,069               147,123
Trust 2002-48, Cl. S, 11.938%, 7/25/32 5                                                 1,995,568               165,690
Trust 2002-52, Cl. SL, 12.183%, 9/25/32 5                                                1,243,079               134,710
Trust 2002-53, Cl. SK, 6.216%, 4/25/32 5                                                 1,178,345                99,757
Trust 2002-56, Cl. SN, 13.486%, 7/25/32 5                                                2,726,796               224,893
Trust 2002-77, Cl. IS, 10.316%, 12/18/32 5                                               3,045,135               255,740
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-ThroughCertificates, Interest-Only Stripped Mtg.-Backed Security, Trust
2002-28, Cl. SA, 12.457%, 4/25/32 5                                                      1,214,510                95,837


3        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 8.016%, 5/1/23 5                                                    $  3,636,205         $     834,335
Trust 240, Cl. 2, 19.267%, 9/1/23 5                                                      2,317,160               508,282
Trust 252, Cl. 2, 7.189%, 11/1/23 5                                                      1,667,165               385,823
Trust 303, Cl. IO, 12.986%, 11/1/29 5                                                    1,316,189               296,312
Trust 321, Cl. 2, 13.794%, 3/1/32 5                                                      5,813,806             1,396,742
Trust 322, Cl. 2, 16.808%, 4/1/32 5                                                      1,787,507               410,049
Trust 324, Cl. 2, 8.802%, 6/1/32 5                                                       4,471,823             1,076,340
Trust 327, Cl. 2, 16.744%, 8/1/32 5                                                      5,424,817             1,266,264
Trust 329, Cl. 2, 11.072%, 1/1/33 5                                                      2,985,806               682,214
Trust 333, Cl. 2, 12.345%, 3/1/33 5                                                      9,475,238             2,253,427
Trust 338, Cl. 2, 10.039%, 6/1/33 5                                                      2,618,539               622,955
Trust 346, Cl. 2, 12.813%, 12/1/33 5                                                    17,767,119             4,195,207
Trust 350, Cl. 2, 13.424%, 2/1/34 5                                                     12,411,755             2,936,781
Trust 354, Cl. 2, 10.614%, 11/1/34 5                                                    21,123,265             5,178,540
Trust 2001-61, Cl. SH, 23.528%, 11/18/31 5                                               6,276,382               520,168
Trust 2001-63, Cl. SD, 12.943%, 12/18/31 5                                               2,028,693               153,598
Trust 2001-68, Cl. SC, 12.337%, 11/25/31 5                                               1,446,497               133,156
Trust 2001-81, Cl. S, 13.205%, 1/25/32 5                                                 1,506,287               135,261
Trust 2002-9, Cl. MS, 11.624%, 3/25/32 5                                                 2,235,530               181,450
Trust 2002-52, Cl. SD, 5.67%, 9/25/32 5                                                  1,691,983               140,402
Trust 2002-77, Cl. SH, 14.857%, 12/18/32 5                                               1,822,071               175,414
Trust 2003-4, Cl. S, 22.698%, 2/25/33 5                                                  3,447,329               348,400
Trust 2005-40, Cl. SB, 20.248%, 5/25/35 5                                                8,210,628               445,875
Trust 2005-71, Cl. SA, 23.862%, 8/25/25 5                                                8,592,515               470,279
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 352, Cl. 1, 4.236%, 7/1/34 6                                                      18,227,360            13,609,018
Trust 354, Cl. 1, 3.581%, 11/1/34 6                                                     21,123,265            15,752,849
                                                                                                           -------------
                                                                                                             668,376,364
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
4.375%, 4/20/17 1                                                                           56,486                56,493
6.50%, 11/15/23-12/15/23                                                                   151,296               157,671
7%, 1/15/28-1/20/30                                                                      1,173,387             1,231,759
7.50%, 10/15/06-11/15/26                                                                   925,094               980,518
8%, 6/15/06-8/15/28                                                                        221,791               236,901
8.25%, 4/15/08                                                                               6,040                 6,268
8.50%, 8/15/17-12/15/17                                                                    856,249               924,235
9%, 9/15/08-5/15/09                                                                         16,077                16,825
9.50%, 7/15/18-12/15/19                                                                     50,183                55,482
10%, 8/15/17-8/15/19                                                                       125,224               139,800
10.50%, 8/15/13-5/15/21                                                                    466,042               521,861
11%, 10/20/19-7/20/20                                                                      414,256               453,695


4        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
11.50%, 2/15/13                                                                       $     13,380          $     14,677
12%, 12/15/12-3/15/14                                                                        6,653                 7,624
12.50%, 1/15/14-11/15/14                                                                   103,012               114,844
13%, 4/15/11-12/15/14                                                                       15,322                16,802
13.50%, 5/15/11-1/15/13                                                                     16,277                18,365
14%, 6/15/11                                                                                 4,256                 4,821
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-6, Cl. SA, 7.696%, 3/16/28 5                                                 1,763,394               131,550
Series 1998-19, Cl. SB, 7.348%, 7/16/28 5                                                2,880,829               287,641
                                                                                                            ------------
                                                                                                               5,377,832
------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--14.4%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--11.8%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-MD6, Cl. A2, 7.642%, 11/13/29 1                                              3,000,000             3,122,462
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                 4,303,244             4,396,112
------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                 5,570,000             5,447,796
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                   4,590,000             4,471,133
------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                                                  4,855,408             4,855,580
------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                   3,589,368             3,640,965
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 1                                                  420,656               420,529
Series 2005-E, Cl. 2A2, 4.986%, 6/25/35 1                                                1,073,126             1,069,072
------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.661%, 6/22/24 5                          42,467,122             1,649,041
------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.225%, 9/15/20                                    5,020,000             5,027,067
------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2001-SP GA, Cl. B, 6.662%, 8/13/18                                 10,767,000            11,523,556
------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                2,809,787             2,892,934
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series
2005-C3, Cl. A2, 4.853%, 7/10/45                                                         2,610,000             2,587,494
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                    1,826,710             1,870,463
------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-G G5, Cl. A2, 5.117%, 4/10/37                                  2,960,000             2,955,910
------------------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial
Mtg.-Backed Obligations, Series 2000-PH1, Cl. X, 7.46%, 1/17/34 5                      172,223,827             2,644,566
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg. Obligations,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                 10,000,000            10,866,249
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                     1,120,000             1,095,246


5        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/40                                               $  3,140,000          $  3,113,319
------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 2                                                                                  581,331               468,062
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                     5,312,938             5,327,003
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                  4,110,000             4,091,269
------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                  3,480,000             3,601,854
------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 2001-C1,
Cl. A2, 6.36%, 3/12/34                                                                  10,000,000            10,530,625
------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                            8,181,000             8,937,435
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Interest-Only Pass-Through
Certificates, Series 2002-AL1, Cl. AIO, 14.393%, 2/25/32 5                              20,643,899             2,739,353
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                      3,140,000             3,109,634
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,
Series 2005-AR5, Cl. A1, 4.682%, 5/25/35 1                                               4,509,452             4,506,909
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,
4.524%, 1/25/35 1                                                                        3,362,385             3,352,405
                                                                                                            ------------
                                                                                                             120,314,043
------------------------------------------------------------------------------------------------------------------------
OTHER--1.0%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-S2, Cl.
3A1, 6.754%, 9/25/32 1                                                                   4,173,187             4,211,204
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                     3,790,000             3,732,113
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,
Series 2005-AR8, Cl. 2AB1, 4.441%, 7/25/45 1                                             2,807,855             2,807,416
                                                                                                            ------------
                                                                                                              10,750,733
------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.6%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                  8,321,940             8,459,776
------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations, Series
2001-1, Cl. B, 6.64%, 4/15/18                                                            2,500,000             2,487,466
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series
2002-AL1, Cl. B2, 3.45%, 2/25/32                                                         4,087,253             3,555,189
------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
1995-2B, Cl. 2IO, (0.559)%, 6/15/25 5                                                   13,186,203               234,116
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, CMO, Series 2000-1, Cl. M3, 5.941%,
1/25/40 1                                                                                1,332,819             1,346,737
                                                                                                            ------------
                                                                                                              16,083,284
                                                                                                            ------------
Total Mortgage-Backed Obligations (Cost $821,432,999)                                                        820,902,256

------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--45.3%
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                                        17,930,000            17,671,306
3.50%, 11/15/07                                                                          3,170,000             3,099,420


6        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------
Series S906, 3.50%, 8/15/06                                                           $ 16,200,000         $  16,078,597
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                                          12,660,000            12,500,066
4.125%, 7/12/10 7                                                                       31,597,000            30,775,478
4.375%, 11/16/07                                                                         5,280,000             5,250,321
5.25%, 1/15/06                                                                           5,430,000             5,436,082
6.625%, 9/15/09                                                                         18,340,000            19,534,264
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06                                                                           11,400,000            11,313,941
3.25%, 7/31/06                                                                           9,150,000             9,067,138
4%, 2/28/07                                                                              7,185,000             7,127,613
4.25%, 7/15/07 8                                                                        12,810,000            12,726,799
4.75%, 12/15/10                                                                          6,570,000             6,556,669
6%, 5/15/11                                                                             20,772,000            21,946,636
6.625%, 9/15/09                                                                          6,890,000             7,341,123
7.25%, 1/15/10                                                                          54,848,000            59,997,624
7.25%, 5/15/30 8                                                                         6,085,000             7,900,022
------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.92%, 1/15/21 9                                       25,656,000            12,142,805
------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                           3,605,000             3,349,943
5.375%, 11/13/08                                                                        16,600,000            16,914,636
5.88%, 4/1/36                                                                            9,825,000            10,972,187
Series A, 6.79%, 5/23/12                                                                61,107,000            67,650,949
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                                                           4,862,000             5,332,437
6.875%, 8/15/25 7                                                                       10,740,000            13,541,218
7.25%, 5/15/16                                                                           4,325,000             5,255,554
9.25%, 2/15/16                                                                          39,850,000            54,756,411
11.25%, 2/15/15                                                                          1,450,000             2,170,469
STRIPS, 4.90%, 2/15/16 9                                                                24,460,000            15,209,644
                                                                                                           -------------
Total U.S. Government Obligations (Cost $458,621,499)                                                        461,619,352
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.44% in joint repurchase agreement (Principal
Amount/Value $1,178,834,000, with a maturity value of $1,178,963,344) with
UBS Warburg LLC, 3.95%, dated 11/30/05, to be repurchased at $5,136,564 on
12/1/05, collateralized by Federal National Mortgage Assn., 4%--5.50%,
10/1/18--1/1/35, with a value of $1,204,738,816
(Cost $5,136,000)                                                                        5,136,000             5,136,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,327,936,590)                                                   1,323,493,468
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.9%
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
Undivided interest of 0.26% in combined joint repurchase agreement (Combined
Principal Amount/Combined Value $3,510,000,000, with a combined maturity value of $3,510,393,900) with Nomura Securities, 4.04%, dated 11/30/05, to be repurchased at $9,149,327 on 12/1/05, collateralized by U.S. Agency
Mortgages, 0.00%--6.50%, 5/15/07--12/1/35, with Nomura Securities, with a combined value of $3,580,200,001 10
 (Cost $9,148,300)                                                                       9,148,300             9,148,300


7        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------


                                                                                              VALUE
---------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,337,084,890)                      130.7%        1,332,641,768
---------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                  (30.7)         (313,108,288)
                                                               ------------------------------------
Net Assets                                                             100.0%       $1,019,533,480
                                                               ====================================


Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of November 30, 2005 was $637,415, which represents 0.06% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments..

3. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

4. When-issued security or forward commitment to be delivered and settled after November 30, 2005. See accompanying Notes to Quarterly Statement of Investments

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $43,691,122 or 4.29% of the Fund's net assets as of November 30, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $29,361,867 or 2.88% of the Fund's net assets as of November 30, 2005.

7. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $8,478,400. See accompanying Notes to Quarterly Statement of Investments.

9.    Zero coupon bond reflects effective yield on the date of purchase.

10. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $1,337,182,507
Federal tax cost of other investments                   (215,247,100)
                                                      ---------------
Total federal tax cost                                $1,121,935,407
                                                      ===============

Gross unrealized appreciation                         $   18,334,327
Gross unrealized depreciation                            (22,792,888)
                                                      ---------------
Net unrealized depreciation                           $   (4,458,561)
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the


8        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2005, the Fund had purchased $359,078,224 of securities issued on a when-issued basis or forward commitment and sold $51,085,702 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of November 30, 2005, securities with an aggregate market value of $169,353, representing 0.02% of the Fund's net assets, were in default.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or


9        |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflect a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of November 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                               EXPIRATION     NUMBER OF          VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                DATES     CONTRACTS        NOVEMBER 30, 2005      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                  12/20/05           375           $   42,105,469   $         (79,515)
U.S. Long Bonds                   3/22/06           665               74,500,781            (167,212)
                                                                                   ------------------
                                                                                            (246,727)
                                                                                   ------------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.        12/30/05           247               50,696,750               1,443
U.S. Treasury Nts., 2 yr.         3/31/06           478               98,034,813             127,154
U.S. Treasury Nts., 5 yr.        12/20/05            20                2,122,188              19,578
U.S. Treasury Nts., 5 yr.         3/22/06            65                6,885,938              19,931
U.S. Treasury Nts., 10 yr.       12/20/05           793               86,226,359             (93,057)
U.S. Treasury Nts., 10 yr.        3/22/06           809               87,801,781             257,200
                                                                                   ------------------
                                                                                             332,249
                                                                                   ------------------
                                                                                   $          85,522
                                                                                   ==================

INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.


10       |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of November 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                             RATE              RATE
                                          PAID BY       RECEIVED BY
               SWAP     NOTIONAL      THE FUND AT       THE FUND AT            FLOATING    TERMINATION        UNREALIZED
       COUNTERPARTY       AMOUNT    NOV. 30, 2005     NOV. 30, 2005          RATE INDEX           DATE      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital
Services, Inc.        $ 1,000,000         4.0544%            1.895%   Three-Month LIBOR         4/2/06    $       12,160

Index abbreviations are as follows:
LIBOR London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of November 30, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                               NOTIONAL   TERMINATION      UNREALIZED
 COUNTERPARTY       SWAP DESCRIPTION                                                 AMOUNT         DATES    APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
                    Received or paid monthly. If the sum of the Lehman
                    Brothers CMBS Index Payer Payment Amount and the
                    Floating Rate Payer Payment Amount is positive, the
                    Counterparty will pay such amount to the Fund. If the
Goldman Sachs       sums are negative, then the Fund shall pay the absolute
Group, Inc. (The)   value of such amount to the Counterparty.                  $ 10,825,000        6/1/06    $         --
-------------------------------------------------------------------------------------------------------------------------

UBS AG             Received or paid monthly. The Fund pays the Counterparty
                   the One-Month LIBOR minus 0.25% on the Notional Amount.
                   In addition, if the Lehman Brothers CMBS Index (Index
                   Return) is negative, the Fund will pay the Counterparty
                   the absolute value of the product of the Index Return
                   and the Notional Amount in addition to the Fund payment
                   described herein. The Counterparty pays the Fund the
                   Index Return times the Notional Amount, if this amount
                   is positive.                                                  4,480,000      12/1/05             8,816
                                                                                                             ------------
                                                                                                             $      8,816
                                                                                                             ============
                   Abbreviations are as follows:
                   LIBOR    London-Interbank Offered Rate
                   CMBS     Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of November 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its


11       |       OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2005, the Fund had on loan securities valued at $26,811,146. Collateral of $27,351,567 was received for the loans, of which $9,148,300 was received in cash and subsequently invested in approved instruments.


12       |       OPPENHEIMER U.S. GOVERNMENT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006